Basis of Preparation and Significant Accounting Policies (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	[1]	Dec. 31, 2025 EUR (€)
Basis of Preparation and Significant Accounting Policies [Line Items]
Percentage of owned subsidiary	51.00%
Deferred tax asset	€ 9,652	$ 11,002		€ 11,914
Talasol Solar S.L [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Deferred tax asset	€ 2,400

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)